Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
11	ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables, current and non-current, consisted of the following:

	As of December 31,
	2021	2022
Accrued payroll and welfare benefits	12,581	24,465
Government subsidies received on behalf of certain teachers and students	824	11,413
Other tax payables	612	165
Deposits received	75	212
Accrued service fees	48	147
Accrued utilities fees	37	71
Collection of teaching and auxiliary materials fee	12,464	15,879
Accrued expenses	7,868	1,532
Others	251	224
Accrued expenses and other payables	34,760	54,108
Including:
Current portion	26,771	52,463
Non-current portion	7,989	1,645